Note 41 - Provisions or reversal provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Provisions or reversal of provisions Abstract
Pensions and other post employment defined benefit obligations	€ 57	€ 212
Other long term benefits	0	0
Commitments and guarantees given	(102)	(81)
Pending legal issues and tax litigation	125	131
Other Provisions Or Reversal Provisions	105	102
Total Provisions	€ (185)	€ (364)